Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of inventories

(In thousands)	December 31, 2017	December 31, 2018
Hardware devices (note a)	3,546	12,377
Others	333	483
Less: Impairment	—	(193)
Total	3,879	12,667

Note a: Hardware devices include OneThing Cloud, Xiazaibao (“XZB”) and hard discs.